Related party transactions	12 Months Ended
Dec. 31, 2023
Related party transactions [Abstract]
Related party transactions
Note 30. Related party transactions
Balances and transactions between the Group and its subsidiaries, which are related parties, have been eliminated on consolidation and are not disclosed in this note. Transactions between the Group and its related parties are disclosed below.
Outstanding activities
During the year, the Group entities carried out the following transactions with joint ventures and other related parties:

	For the year ended December 31
	2023	2022	2021
Sale of finished products	$4,534	$7,733	$5,628
Revenue from services and consulting	478	1,034	116
Purchases of raw materials and other services	15,542	12,367	10,240
For the year ended December 31, 2023 there were no interest expense derived from related parties (2022: $76, 2021: $61).
The following current amounts were outstanding at the reporting date:

	As of December 31
	2023	2022
Trade and other receivables by related parties	$13,474	$14,042
Loans owed by related parties	2,272	2,314
Less: provisions	(11,838)	(11,769)
Amounts owed by related parties, net	$3,908	$4,587

	As of December 31
	2023	2022
Trade and other payables to related parties	$8,083	$6,135
Loans owed to related parties	13,150	13,151
Amounts owed to related parties	$21,233	$19,286

Current	$21,233	$19,286
Non-current	$—	$—

For the year ended December 31, 2023 other expenses derived from related party transactions are comprised of donations $690 (2022: $494), leases $260, consulting services $480 and others $227, which are recognized as other expenses in profit or loss.
Goods and services were sold or provided parties during the year based on the price lists in force and terms that would be available to third parties.
All outstanding balances with these related parties are priced on an arm’s length basis and are to be settled in cash within two months of the reporting date. None of the balances are secured. No expense has been recognized in the current year or prior year for bad or doubtful debts in respect of amounts owed by related parties.
Loans to and from related parties

Loans to related parties	2023	2022
Balance as of January 1	$215	$276
Loans advanced	—	—
Loan repayments received	(215)	(61)
Balance as of December 31	$—	$215

Loans from related parties	2023	2022
Balance as of January 1	$61	$7,115
Loans advanced	—	61
Loan repayments	(61)	(7,191)
Interest accrued	—	76
Balance as of December 31	$—	$61
The loans to and from related parties are repayable between one year from the reporting date. As of December 31, 2023, there are no loans to and from related parties. The average interest rate on the loans during 2022 was 6%. Outstanding balances are unsecured and are repayable in cash.
No loss allowance was recognized in expense in 2023 or 2022.
For 2022, put option agreements with IFC and Hoche for the right to put back all or some of the Ordinary Shares they held in Crynssen was presented as a separate financial liability, until the effectiveness of the Transaction, even though both are related parties. See Note 21. Borrowings for further detail.
Transactions with directors and executive board management members
Total management compensation included in the Consolidated Statement of Profit or Loss and Other Comprehensive Income are as follows:

	For the year ended December 31
	2023	2022
Short-term employee benefits	$3,288	$2,415
Consulting fees	2,205	3,357
Total	$5,493	$5,772
[1]The Group corrected the disclosure of short-term employee benefits and consulting fees for the year ended December 31, 2021. The correction does not impact the results presented in the prior period.
The table below sets forth the entities Procaps has engaged in related party transactions with and their relationship to Procaps.

Related Party	Relationship to Procaps
Promedical S.A.	A Bolivian sociedad anónima owned 50% by the Minski Family and measured as an equity method investment.

Fundación Procaps	A Colombian non-profit entity owned 100% by members of the Minski Family.

Industrias Intercaps de Venezuela, C.A.	A Venezuelan compañía anónima owned 100% by members of the Minski Family and Hoche.

Originates Inc.	A Florida corporation owned 100% by members of the Minski Family.

Gelco S.A.S.	A Colombian sociedad por acciones simplificada that is 18.75% owned by members of the Minski Family.

Gelco Gelatinas do Brasil	A Colombian sociedad por acciones simplificada that is 18.75% owned by members of the Minski Family.

Laboratorios Vivax Pharmaceutical C.A.	A Venezuelan compañía anónima owned 100% by members of the Minski Family and Hoche.

C.I. Naturmega S.A.	A Colombian sociedad anónima owned 92% by members of the Minski Family. Mostly a supplier.

Simviel S.A.S.	A Colombian sociedad por acciones simplificada owned 100% by a member of the Minski Family.

Pharma Perspectives S.A.	A Costa Rican sociedad anónima owned 100% by members of the Minski Family and Hoche.

Carlton Mega Inversiones S.A.	A Costa Rican sociedad anónima owned 100% by members of the Minski Family and Hoche.

Sognatore Trust	A trust for the benefit of certain members of the Minski Family.

Deseja Trust	A trust for the benefit of certain members of the Minski Family.

Simphony Trust	A trust for the benefit of certain members of the Minski Family.

Union Acquisition Associates II, LLC	A Florida limited liability company controlled by a member of the Board of Directors.

Palo Santo Media LLC	A Florida limited liability company owned and controlled by an immediate family member of a member of the Board of Directors.

Escala Impesores S.A.S	A Colombian sociedad por acciones simplificada owned by a brother of the Minski Family. Mostly a supplier.

Dilcrest Assets S.A.	A Panamanian sociedad anónima owned 100% by members of the Minski Family.

Herfroze Investments Ltd.	A Panama Limited liability company owned by members of the Minski Family.

Bindermoor Overseas S.A.	A Panama company owned by members of the Minski Family.

WM Partners LP	A Florida private equity firm that is 45% owned by members of the Minski Family and 45% owned by a member of the Board of Directors.

Batley Managment	A Panama company owned by members of the Minski Family.
Purchase and Sale of Goods and Services and Commercial Operations
Purchase of Goods and Services
Procaps has purchased goods and services in the ordinary course of business in arm’s length transactions under market terms from several related parties. During the years ended December 31, 2023, 2022, and 2021, Procaps purchased goods and services from the following companies: (i) C.I. Naturmega S.A.; (ii) Gelco S.A.S.; (iii) Productora de Gelatina S.A.S.; (iv) Originates Inc.; (v) Simviel S.A.S.; and (vi) Productora de Gelatina Do Brazil ltda, (vii) Wm Partners, L. P.; and (viii) Palosanto Media LLC and (ix) Escala Impesores S.A.S Such goods and services consisted primarily of the sale of refined fish oil, gelatin and other raw materials. During the years ended December 31, 2023, 2022, and 2021, Procaps has purchased a total of $19.1 million, $15.9 million, and $13.7 million in goods and services from these companies, respectively.
Sale of Goods
Procaps has sold goods in the ordinary course of business in arm’s length transactions under market terms to several related parties. During the years ended December 31, 2023, 2022, and 2021, Procaps sold goods to the following companies: (i) C.I. Naturmega S.A., (ii) Promedical S.A, (iii) Industrias Intercaps de Venezuela C.A. and (iv) Laboratorios Vivax Pharmaceutical C.A . Such goods consisted primarily of raw materials. During the years ended December 31, 2023, 2022, and 2021, Procaps has sold a total of approximately $4.5 million, $8.0 million, and $5.6 million in goods to these companies, respectively. Amounts previously reported for 2021 have been revised to correct for an immaterial misstatement which have no impact on amounts reported in the consolidated financial statements.
Sale of Services
Procaps has sold services in the ordinary course of business in arm’s length transactions under market terms to several related parties. During the years ended December 31, 2023, 2022, and 2021, Procaps sold services to the following companies: (i) Promedical S.A.; (ii) Originest Inc,; (iii) CI Naturmega S.A. and (iV) Fundacion Procaps Such services consisted primarily of technical advisory services. During the years ended December 31, 2023, 2022, and 2021, Procaps has sold a total of approximately $478 thousand, $1,034 thousand, and $116 thousand in services to these companies, respectively.
Commercial Operations
Procaps has conducted commercial operations in the ordinary course of business in arm’s length transactions under market terms with several related parties.
During the years ended December 31, 2023, 2022, and 2021, Procaps maintained balances of commercial operations with the following companies, generating accounts receivables by: (i) C.I. Naturmega S.A.; (ii) Industrias Intercaps de Venezuela C.A.; (iii) Originates Inc.; (vi) Productora de Gelatina S.A.S.; (v) Pharma Perspectives S.A.; (vi) Carlton Mega Inversiones S.A.; (vii) Escala Impresores S.A. and (viii) Promedical S.A. Such commercial operations consisted primarily of back-office services, leases, technical advisory and sale of finished products and raw materials. During the years ended December 31, 2023, 2022, and 2021, Procaps generated a total of approximately $13.5 million, $14.0 million, and $12.4 million in accounts receivables owed by these companies, respectively.
During the years ended December 31, 2023, 2022, and 2021, Procaps conducted commercial operations with the following companies, generating accounts payable to: (i) C.I. Naturmega S.A.; (ii) Fundación Procaps; (iii) Originates Inc.; (iv) Gelco S.A.S.; (v) Productora de Gelatina S.A.S.; (vi) Promedical S.A.; (viii) Escala Impresores S.A.S. and (ix) Gelco Do Brazil. Such commercial operations consisted primarily of purchase of raw materials, technical advisory and leases. During the years ended December 31, 2023, 2022, and 2021, Procaps generated a total of approximately $8.1 million, $6.1 million and $4.2 million in accounts payable to these companies, respectively.
Related Party Donations, Advances, Long-Term Receivables, Loans and Guarantees
Donations
Procaps S.A. has made donations to Fundación Procaps in the total amount of approximately $1.14 million, $0.8 million, and $0.7 million for the years ended December 31, 2023, 2022, and 2021, respectively.
Advances
Procaps periodically advances payments for services to be performed by certain related parties, including Simviel S.A.S. As of December 31, 2023, no advances were made.
Long-Term Receivables
Procaps sold pharmaceutical products to Industrias Intercaps de Venezuela and Laboratorios Vivax Pharmaceutical S.A. from 2010 through 2015 which, as of the date of this Annual Report, have not been paid. Long-term receivables in connection with such past sales outstanding as of December 31, 2023, owed by Industrias Intercaps de Venezuela C.A. and Laboratorios Vivax Pharmaceutical C.A. total approximately $18 million and $5.3 million, respectively. All such amounts have been impaired for by Procaps. For more information, see Note 31 to our Annual Audited Consolidated Financial Statements included elsewhere in this Annual Report.
Guarantees
Procaps S.A., a subsidiary of Procaps, is a guarantor under a loan by Banco Colpatria Multibanca Colpatria S.A., as lender, to C.I. Naturmega S.A., as borrower, the outstanding balance of which as of December 31, 2023 was $0.
Other Relationships
Sofgen Pharmaceuticals LLC, one of Procaps’ indirect subsidiaries, and Originates Inc. share payroll services from ADP and, prior to the closing of the Business Combination, had a linked employee 401(k) plan sponsored by Originates Inc. in which Sofgen Pharmaceuticals LLC participated as a participating employer, due to both entities being under common ownership. Prior to the closing of the Business Combination, Sofgen Pharmaceuticals LLC put in place its own 401(k) plan.